Capital Stock - Schedule of Stock Option, SARs, Restricted Stock and Restricted Share Unit Activity (Details) - Class B Non-Voting Shares - Stock Options and SARs	12 Months Ended
Mar. 31, 2025 shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options exercised (in shares)	0.1
LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options exercised (in shares)	100,000
Maximum | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options exercised (in shares)	100,000